RETIREMENT PLANS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension and Postretirement Health Care Benefits
Defined Benefit Plan Disclosure
Fair Value	$ 1,648.6	$ 1,368.7
U.S. Pension and Postretirement Health Care Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	1,409.9	1,150.2
U.S. Pension and Postretirement Health Care Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	55.9	49.9
U.S. Pension and Postretirement Health Care Benefits | Level 3
Defined Benefit Plan Disclosure
Fair Value	182.8	168.6
U.S. Pension and Postretirement Health Care Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value	8.8
U.S. Pension and Postretirement Health Care Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	8.8
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Defined Benefit Plan Disclosure
Fair Value	594.2	525.1
U.S. Pension and Postretirement Health Care Benefits | Large cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	594.2	525.1
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Defined Benefit Plan Disclosure
Fair Value	159.9	131.0
U.S. Pension and Postretirement Health Care Benefits | Small cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	159.9	131.0
U.S. Pension and Postretirement Health Care Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	223.7	161.8
U.S. Pension and Postretirement Health Care Benefits | International equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	223.7	161.8
U.S. Pension and Postretirement Health Care Benefits | Core fixed income
Defined Benefit Plan Disclosure
Fair Value	308.9	303.5
U.S. Pension and Postretirement Health Care Benefits | Core fixed income | Level 1
Defined Benefit Plan Disclosure
Fair Value	308.9	303.5
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds
Defined Benefit Plan Disclosure
Fair Value	81.8	21.0
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	81.8	21.0
U.S. Pension and Postretirement Health Care Benefits | Emerging markets
Defined Benefit Plan Disclosure
Fair Value	32.6	6.1
U.S. Pension and Postretirement Health Care Benefits | Emerging markets | Level 1
Defined Benefit Plan Disclosure
Fair Value	32.6	6.1
U.S. Pension and Postretirement Health Care Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	55.5	49.4
U.S. Pension and Postretirement Health Care Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	55.5	49.4
U.S. Pension and Postretirement Health Care Benefits | Hedge funds
Defined Benefit Plan Disclosure
Fair Value	134.6	127.1
U.S. Pension and Postretirement Health Care Benefits | Hedge funds | Level 3
Defined Benefit Plan Disclosure
Fair Value	134.6	127.1	55.4
U.S. Pension and Postretirement Health Care Benefits | Private equity
Defined Benefit Plan Disclosure
Fair Value	48.2	41.5
U.S. Pension and Postretirement Health Care Benefits | Private equity | Level 3
Defined Benefit Plan Disclosure
Fair Value	48.2	41.5	10.6
U.S. Pension and Postretirement Health Care Benefits | Other
Defined Benefit Plan Disclosure
Fair Value	0.4	2.2
U.S. Pension and Postretirement Health Care Benefits | Other | Level 1
Defined Benefit Plan Disclosure
Fair Value		1.7
U.S. Pension and Postretirement Health Care Benefits | Other | Level 2
Defined Benefit Plan Disclosure
Fair Value	0.4	0.5
International Pension Benefits
Defined Benefit Plan Disclosure
Fair Value	689.3	612.6	318.5
International Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	21.8	34.7
International Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	667.5	577.9
International Pension Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value	8.0	6.7
International Pension Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	8.0	6.7
International Pension Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	288.8	248.0
International Pension Benefits | International equity | Level 2
Defined Benefit Plan Disclosure
Fair Value	288.8	248.0
International Pension Benefits | Corporate bonds
Defined Benefit Plan Disclosure
Fair Value	155.9	137.0
International Pension Benefits | Corporate bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	5.2	10.9
International Pension Benefits | Corporate bonds | Level 2
Defined Benefit Plan Disclosure
Fair Value	150.7	126.1
International Pension Benefits | Government bonds
Defined Benefit Plan Disclosure
Fair Value	125.5	119.4
International Pension Benefits | Government bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	8.1	17.1
International Pension Benefits | Government bonds | Level 2
Defined Benefit Plan Disclosure
Fair Value	117.4	102.3
International Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	10.7	9.0
International Pension Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	10.7	9.0
International Pension Benefits | Insurance contracts
Defined Benefit Plan Disclosure
Fair Value	96.4	92.5
International Pension Benefits | Insurance contracts | Level 2
Defined Benefit Plan Disclosure
Fair Value	96.4	92.5
International Pension Benefits | Other
Defined Benefit Plan Disclosure
Fair Value	4.0
International Pension Benefits | Other | Level 1
Defined Benefit Plan Disclosure
Fair Value	0.5
International Pension Benefits | Other | Level 2
Defined Benefit Plan Disclosure
Fair Value	$ 3.5